CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	6 Months Ended						12 Months Ended
	Dec. 30, 2017	Jul. 01, 2017	Dec. 31, 2016	Jun. 25, 2016	Dec. 26, 2015	Jun. 27, 2015	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
Increase (Decrease) in Stockholders' Equity
Cash dividends per share (USD per share)	$ 0.170	$ 0.150	$ 0.150	$ 0.140	$ 0.140	$ 0.133
Issuance of shares under employee stock plans (in shares)							23,691	20,439	90,639
Issuance of shares under stock grant programs (in shares)							428,622	407,271	226,812
Issuance of shares under deferred compensation plans (in shares)							159,108	173,370	195,162
Repurchase of shares (in shares)							445,740	0	40,839